SCHEDULE OF INTANGIBLE ASSETS SUBJECT TO AMORTIZATION (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, Gross carrying amount	$ 179,440	$ 179,440
Total intangible assets, Accumulated amortization	(76,526)	(57,824)
Total intangible assets, Net carrying amount	102,914	121,616
Customer Contracts and Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, Gross carrying amount	153,500	153,500
Total intangible assets, Accumulated amortization	(61,477)	(46,054)
Total intangible assets, Net carrying amount	92,023	107,446
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, Gross carrying amount	25,940	25,940
Total intangible assets, Accumulated amortization	(15,049)	(11,770)
Total intangible assets, Net carrying amount	$ 10,891	$ 14,170